Shareholder Report, Average Annual Return (Details)	8 Months Ended	12 Months Ended	59 Months Ended	60 Months Ended	68 Months Ended	77 Months Ended	105 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000166746
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class
C000001973
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000166756
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class
C000200769
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class
C000200770
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class
C000166747
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class
C000001982
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000166759
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class
C000161865
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000166752
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class
C000001997
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000248152
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class
C000248153
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000210023
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class
C000210022
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000165338
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class
C000165335
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000166749
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class
C000001988
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000215757
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class
C000215758
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000166750
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class
C000001991
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000166748
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class
C000001985
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000166751
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class
C000001994
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Without Sales Load [Member] | C000166746
Average Annual Return [Line Items]
Average Annual Return, Percent		44.21%		18.01%					15.40%
Without Sales Load [Member] | C000001973
Average Annual Return [Line Items]
Average Annual Return, Percent		44.09%		17.91%					15.33%
Without Sales Load [Member] | C000001974
Average Annual Return [Line Items]
Average Annual Return, Percent		43.73%		17.62%					15.04%
Without Sales Load [Member] | C000001975
Average Annual Return [Line Items]
Average Annual Return, Percent		43.58%		17.49%					14.90%
Without Sales Load [Member] | C000166756
Average Annual Return [Line Items]
Average Annual Return, Percent		23.08%		7.74%					6.43%
Without Sales Load [Member] | C000099979
Average Annual Return [Line Items]
Average Annual Return, Percent		22.98%		7.63%					6.35%
Without Sales Load [Member] | C000099980
Average Annual Return [Line Items]
Average Annual Return, Percent		22.73%		7.31%					6.03%
Without Sales Load [Member] | C000099981
Average Annual Return [Line Items]
Average Annual Return, Percent		22.55%		7.26%					5.97%
Without Sales Load [Member] | C000200769
Average Annual Return [Line Items]
Average Annual Return, Percent		10.82%		0.08%		1.64%
Without Sales Load [Member] | C000200768
Average Annual Return [Line Items]
Average Annual Return, Percent		10.74%		(0.01%)		1.56%
Without Sales Load [Member] | C000200770
Average Annual Return [Line Items]
Average Annual Return, Percent		12.11%		0.63%					2.06%
Without Sales Load [Member] | C000001976
Average Annual Return [Line Items]
Average Annual Return, Percent		11.93%		0.50%					1.99%
Without Sales Load [Member] | C000001977
Average Annual Return [Line Items]
Average Annual Return, Percent		11.75%		0.26%					1.75%
Without Sales Load [Member] | C000166747
Average Annual Return [Line Items]
Average Annual Return, Percent		36.77%		6.66%					9.13%
Without Sales Load [Member] | C000001982
Average Annual Return [Line Items]
Average Annual Return, Percent		36.82%		6.57%					9.06%
Without Sales Load [Member] | C000001983
Average Annual Return [Line Items]
Average Annual Return, Percent		36.66%		6.29%					8.78%
Without Sales Load [Member] | C000001984
Average Annual Return [Line Items]
Average Annual Return, Percent		36.56%		6.18%					8.66%
Without Sales Load [Member] | C000166759
Average Annual Return [Line Items]
Average Annual Return, Percent		21.34%		5.77%				5.52%
Without Sales Load [Member] | C000161865
Average Annual Return [Line Items]
Average Annual Return, Percent		21.24%		5.69%				5.45%
Without Sales Load [Member] | C000161866
Average Annual Return [Line Items]
Average Annual Return, Percent		20.87%		5.42%				5.18%
Without Sales Load [Member] | C000161867
Average Annual Return [Line Items]
Average Annual Return, Percent		20.87%		5.32%				5.07%
Without Sales Load [Member] | C000166752
Average Annual Return [Line Items]
Average Annual Return, Percent		21.79%		6.66%					4.25%
Without Sales Load [Member] | C000001997
Average Annual Return [Line Items]
Average Annual Return, Percent		21.69%		6.58%					4.18%
Without Sales Load [Member] | C000001998
Average Annual Return [Line Items]
Average Annual Return, Percent		21.37%		6.30%					3.92%
Without Sales Load [Member] | C000001999
Average Annual Return [Line Items]
Average Annual Return, Percent		21.28%		6.19%					3.80%
Without Sales Load [Member] | C000248152
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.20%)	0.00%		0.00%
Without Sales Load [Member] | C000248153
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.30%)	0.00%		0.00%
Without Sales Load [Member] | C000210023
Average Annual Return [Line Items]
Average Annual Return, Percent		28.23%		9.21%	8.67%
Without Sales Load [Member] | C000210022
Average Annual Return [Line Items]
Average Annual Return, Percent		28.03%		9.10%	8.57%
Without Sales Load [Member] | C000210024
Average Annual Return [Line Items]
Average Annual Return, Percent		27.70%		8.72%	8.18%
Without Sales Load [Member] | C000165338
Average Annual Return [Line Items]
Average Annual Return, Percent		15.73%		6.33%			7.07%
Without Sales Load [Member] | C000165335
Average Annual Return [Line Items]
Average Annual Return, Percent		15.72%		6.25%			7.00%
Without Sales Load [Member] | C000165336
Average Annual Return [Line Items]
Average Annual Return, Percent		15.34%		5.99%			6.72%
Without Sales Load [Member] | C000165337
Average Annual Return [Line Items]
Average Annual Return, Percent		15.30%		5.87%			6.60%
Without Sales Load [Member] | C000166749
Average Annual Return [Line Items]
Average Annual Return, Percent		29.14%		11.55%					11.36%
Without Sales Load [Member] | C000001988
Average Annual Return [Line Items]
Average Annual Return, Percent		29.02%		11.46%					11.29%
Without Sales Load [Member] | C000001989
Average Annual Return [Line Items]
Average Annual Return, Percent		28.69%		11.16%					10.99%
Without Sales Load [Member] | C000001990
Average Annual Return [Line Items]
Average Annual Return, Percent		28.58%		11.05%					10.88%
Without Sales Load [Member] | C000215757
Average Annual Return [Line Items]
Average Annual Return, Percent		27.26%	10.27%	0.00%
Without Sales Load [Member] | C000215758
Average Annual Return [Line Items]
Average Annual Return, Percent		27.22%	10.19%	0.00%
Without Sales Load [Member] | C000215756
Average Annual Return [Line Items]
Average Annual Return, Percent		26.78%	9.81%	0.00%
Without Sales Load [Member] | C000166750
Average Annual Return [Line Items]
Average Annual Return, Percent		31.13%		10.27%					7.37%
Without Sales Load [Member] | C000001991
Average Annual Return [Line Items]
Average Annual Return, Percent		31.08%		10.18%					7.30%
Without Sales Load [Member] | C000001992
Average Annual Return [Line Items]
Average Annual Return, Percent		30.70%		9.91%					7.03%
Without Sales Load [Member] | C000001993
Average Annual Return [Line Items]
Average Annual Return, Percent		30.61%		9.78%					6.91%
Without Sales Load [Member] | C000166748
Average Annual Return [Line Items]
Average Annual Return, Percent		35.14%		10.78%					10.22%
Without Sales Load [Member] | C000001985
Average Annual Return [Line Items]
Average Annual Return, Percent		34.99%		10.69%					10.14%
Without Sales Load [Member] | C000001986
Average Annual Return [Line Items]
Average Annual Return, Percent		34.60%		10.40%					9.83%
Without Sales Load [Member] | C000001987
Average Annual Return [Line Items]
Average Annual Return, Percent		34.50%		10.28%					9.74%
Without Sales Load [Member] | C000166751
Average Annual Return [Line Items]
Average Annual Return, Percent		27.96%		9.29%					8.98%
Without Sales Load [Member] | C000001994
Average Annual Return [Line Items]
Average Annual Return, Percent		27.85%		9.21%					8.91%
Without Sales Load [Member] | C000001995
Average Annual Return [Line Items]
Average Annual Return, Percent		27.53%		8.93%					8.63%
Without Sales Load [Member] | C000001996
Average Annual Return [Line Items]
Average Annual Return, Percent		27.40%		8.81%					8.51%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		38.02%		15.27%					13.00%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		38.02%		15.27%					13.00%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%		15.27%					13.00%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%		15.27%					13.00%
Harbor Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		10.55%		(0.23%)					1.49%
Harbor Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		10.55%		(0.23%)					1.49%
Harbor Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		10.55%		(0.23%)					1.49%
Harbor Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		10.55%		(0.23%)					1.49%
Harbor Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		10.55%		(0.23%)		1.44%
Harbor Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		10.55%		(0.23%)		1.44%
Harbor Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		10.55%		(0.23%)					1.49%
Harbor Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		10.55%		(0.23%)					1.49%
Harbor Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		10.55%		(0.23%)					1.49%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		38.02%		15.27%					13.00%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		38.02%		15.27%					13.00%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%		15.27%					13.00%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%		15.27%					13.00%
Harbor Index: MSCI All Country World ex. US (ND) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex. U.S. (ND) Index
Average Annual Return, Percent		24.33%		5.78%				5.93%
Harbor Index: MSCI All Country World ex. US (ND) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex. U.S. (ND) Index
Average Annual Return, Percent		24.33%		5.78%				5.93%
Harbor Index: MSCI All Country World ex. US (ND) Index
Average Annual Return [Line Items]
Average Annual Return, Percent		24.33%		5.78%				5.93%
Harbor Index: MSCI All Country World ex. US (ND) Index
Average Annual Return [Line Items]
Average Annual Return, Percent		24.33%		5.78%				5.93%
Harbor Index: MSCI EAFE (ND) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE (ND) Index
Average Annual Return, Percent		22.97%		6.24%					5.27%
Harbor Index: MSCI EAFE (ND) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE (ND) Index
Average Annual Return, Percent		22.97%		6.24%					5.27%
Harbor Index: MSCI EAFE (ND) Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.97%		6.24%					5.27%
Harbor Index: MSCI EAFE (ND) Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.97%		6.24%					5.27%
Harbor Index: MSCI All Country World ex. U.S. (ND) Index(GB85)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex. U.S. (ND) Index
Average Annual Return, Percent	6.26%	0.00%		0.00%
Harbor Index: MSCI All Country World ex. U.S. (ND) Index(GB85)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex. U.S. (ND) Index
Average Annual Return, Percent	6.26%	0.00%		0.00%
Harbor Index: MSCI EAFE (ND) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE (ND) Index
Average Annual Return, Percent		22.97%		6.24%	6.69%
Harbor Index: MSCI EAFE (ND) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE (ND) Index
Average Annual Return, Percent		22.97%		6.24%	6.69%
Harbor Index: MSCI EAFE (ND) Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.97%		6.24%	6.69%
Harbor Index: MSCI EAFE (ND) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE (ND) Index
Average Annual Return, Percent		22.97%		6.24%			7.22%
Harbor Index: MSCI EAFE (ND) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE (ND) Index
Average Annual Return, Percent		22.97%		6.24%			7.22%
Harbor Index: MSCI EAFE (ND) Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.97%		6.24%			7.22%
Harbor Index: MSCI EAFE (ND) Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.97%		6.24%			7.22%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		38.02%		15.27%					13.00%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		38.02%		15.27%					13.00%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%		15.27%					13.00%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%		15.27%					13.00%
Harbor Index: S&P 500 Index(GB72 Only)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		38.02%	14.71%	0.00%
Harbor Index: S&P 500 Index(GB72 Only)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		38.02%	14.71%	0.00%
Harbor Index: S&P 500 Index(GB72 Only)
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%	14.71%	0.00%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		38.02%		15.27%					13.00%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		38.02%		15.27%					13.00%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%		15.27%					13.00%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%		15.27%					13.00%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		38.02%		15.27%					13.00%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		38.02%		15.27%					13.00%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%		15.27%					13.00%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%		15.27%					13.00%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		38.02%		15.27%					13.00%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		38.02%		15.27%					13.00%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%		15.27%					13.00%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%		15.27%					13.00%
Harbor Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		43.77%		19.00%					16.18%
Harbor Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		43.77%		19.00%					16.18%
Harbor Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		43.77%		19.00%					16.18%
Harbor Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		43.77%		19.00%					16.18%
Harbor Index: ICE BofA U.S. Convertible Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Convertible Bond Index
Average Annual Return, Percent		20.97%		10.33%					8.81%
Harbor Index: ICE BofA U.S. Convertible Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.97%		10.33%					8.81%
Harbor Index: ICE BofA U.S. Convertible Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.97%		10.33%					8.81%
Harbor Index: ICE BofA U.S. Convertible Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.97%		10.33%					8.81%
Harbor Index: Russell 3000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		43.42%		18.34%					15.66%
Harbor Index: Russell 3000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		43.42%		18.34%					15.66%
Harbor Index: Russell 3000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		43.42%		18.34%					15.66%
Harbor Index: Russell 3000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		43.42%		18.34%					15.66%
Harbor Index: MSCI EAFE Small Cap (ND) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Small Cap (ND) Index
Average Annual Return, Percent		22.96%		4.10%			6.33%
Harbor Index: MSCI EAFE Small Cap (ND) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Small Cap (ND) Index
Average Annual Return, Percent		22.96%		4.10%			6.33%
Harbor Index: MSCI EAFE Small Cap (ND) Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.96%		4.10%			6.33%
Harbor Index: MSCI EAFE Small Cap (ND) Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.96%		4.10%			6.33%
Harbor Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		30.98%		10.14%					8.87%
Harbor Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		30.98%		10.14%					8.87%
Harbor Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		30.98%		10.14%					8.87%
Harbor Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		30.98%		10.14%					8.87%
Harbor Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		35.39%	10.35%	0.00%
Harbor Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		35.39%	10.35%	0.00%
Harbor Index: Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		35.39%	10.35%	0.00%
Harbor Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		34.03%		9.93%					8.43%
Harbor Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		34.03%		9.93%					8.43%
Harbor Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		34.03%		9.93%					8.43%
Harbor Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		34.03%		9.93%					8.43%
Harbor Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		36.49%		7.92%					8.15%
Harbor Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		36.49%		7.92%					8.15%
Harbor Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		36.49%		7.92%					8.15%
Harbor Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		36.49%		7.92%					8.15%
Harbor Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		31.77%		8.42%					7.33%
Harbor Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		31.77%		8.42%					7.33%
Harbor Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.77%		8.42%					7.33%
Harbor Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.77%		8.42%					7.33%